Financial Risk Management - Summary of Financial Instruments (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Cash and cash equivalents	$ 78,713,885	$ 99,039,172
Trade and other receivables	4,358,833	11,984,834
Financial assets at fair value through profit or loss	16,666,665	16,490,271
Total financial assets	99,739,383	127,514,277
Financial liabilities
Trade payables	1,342,369	4,108,380
Lease liabilities	4,825,560	5,178,938
Borrowings	64,562,190	36,162,902
Total financial liabilities	$ 70,730,119	$ 45,450,220